John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

2041 West 141st Terrace, Suite 119

Leawood, KS 66224

Phone: 913.660.0778    Fax: 913.660.9157

john.lively@1940actlawgroup.com

March 23, 2011

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 2054

RE: The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of Valued Advisers Trust (the “Trust”) (File Nos. 333-151672 and 811-22208)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-effective Amendment No. 28 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 29 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”) pertaining to the Longview Global Allocation Fund (the “Fund”).

The Amendment is being filed pursuant to Rule 485(a) for the purpose of adding the Fund to the Trust as a new series.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively